Deposits and Other Demand Liabilities and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Deposits and Other Demand Liabilities
As of December 31, 2018 and 2017 deposits and other demand liabilities are as follow:

	As of December 31,
	2018	2017
	MCh$	MCh$
Checking accounts	2,570,436	2,473,283
Other deposits and demand accounts	1,396,573	1,363,017
Advance payments received from customers	79,801	131,169
Other demand liabilities	253,665	174,198

Totals	4,300,475	4,141,667

Schedule of Time Deposits and Other Time Liabilities
As of December 31, 2018 and 2017 the composition of time deposits and other time liabilities is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Time deposits	10,093,703	10,036,583
Time savings accounts	27,156	28,410
Other time liabilities	252	250

Totals	10,121,111	10,065,243